                                   Law Offices

                      Stradley, Ronon, Stevens & Young, LLP

                            2600 One Commerce Square
                      Philadelphia, Pennsylvania 19103-7098
                                 (215) 564-8000

                                                            1933 Act Rule 497(j)
                                                     1933 Act File No. 333-09355
                                                     1940 Act File No. 811-07743

Direct Dial: (215) 564-8089
                                January 31, 2003

FILED VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Rockland Funds Trust (the "Registrant")
                  SEC File Nos. 333-09355 and 811-07743
                  Rule 497(j) filing

Dear Sir or Madam:

     On behalf of the Registrant, pursuant to Rule 497(j) under Section 6 of the
Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional  Information that would have been filed  under  paragraph  (c) of Rule 497  would  not have  differed  from  those contained in  Post-Effective  Amendment No. 9/10 filed  electronically  with the
U.S. Securities and Exchange Commission on January 28, 2003.

     Please direct any questions or comments  relating to this  certification to me at the above phone number,  or in my absence to Michael P.  O'Hare,.  Esq. at
(215) 564-8198.

                                                     Very truly yours,

                                                     /s/ Lucia Sitar
                                                     ---------------------
                                                     Lucia Sitar

cc:      Charles S. Cruice
         Richard H. Gould
         Jeffrey Rauman
         Michael P. O'Hare, Esq.